Employee Benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Employee benefits [Abstract]
Short-term employee benefits accruals	$ 42,254,937	$ 49,699,243
Current net defined benefit liability	929,338	0
Current provisions for employee benefits	43,184,275	50,677,101
Long term employee benefits accruals	0	0
Non-current net defined benefit liability	41,843,524	34,274,997
Provisions for employee benefits	$ 41,843,524	$ 34,274,997